Document and Entity Information	Nov. 15, 2022
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 15, 2022
Entity Registrant Name	Offerpad Solutions Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39641
Entity Tax Identification Number	85-2800538
Entity Address, Address Line One	2150 E. Germann Road
Entity Address, City or Town	Chandler
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85286
City Area Code	844
Local Phone Number	388-4539
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001825024
Amendment Flag	false
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, $0.0001 par value per share
Trading Symbol	OPAD
Security Exchange Name	NYSE
Redemption of Warrants for Shares of Class A Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase Class A common stock, at an exercise price of $11.50 per share
Trading Symbol	OPADWS
Security Exchange Name	NYSE